Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Cash and Cash Equivalents
6.	Cash and Cash Equivalents:

(a)	Details of cash and cash equivalents and its reconciliation to the Statement of Cash Flows at each year-end are as follows:

	2019	2020
	MCh$	MCh$
Cash and due from banks:
Cash (*)	889,911	615,842
Current account with the Central Bank (*)	178,429	641,890
Deposits in other domestic banks	75,651	14,506
Deposits abroad	1,248,175	1,287,978
Subtotal - Cash and due from banks	2,392,166	2,560,216

Transactions in the course of collection	232,551	(719,692)
Highly liquid financial instruments (**)	371,063	400,014
Repurchase agreements	114,466	34,872
Total cash and cash equivalents	3,110,246	2,275,410

(*)	Amounts in cash and Central Bank deposits are mandatory reserve deposits for which the Bank must maintain a minimum specified monthly average balance.

(**)	It corresponds to negotiation instruments and investment instruments, whose terms do not exceed three months from the date of acquisition.

	2019	2020
	MCh$	MCh$
Highly liquid financial instruments:
Financial Assets Held-for-trading	371,063	400,014
Total	371,063	400,014

(b)	Transactions in the course of collection:

Transactions in the course of collection are transactions for which the only remaining step is settlement, which will increase or decrease the funds in the Central Bank or in foreign banks, normally occurring within 24 to 48 business hours and are detailed as follows:

	2019	2020
	MCh$	MCh$
Assets
Documents drawn on other banks (clearing)	222,261	123,267
Funds receivable	109,159	39,985
Subtotal transactions in the course of collection	331,420	163,252

Liabilities
Funds payable	(98,869)	(882,944)
Subtotal transactions in the course of payment	(98,869)	(882,944)
Total transactions in the course of collection	232,551	(719,692)